Taxes (Details 1)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Taxes [Abstract]
China income tax rate	25.00%	25.00%
Effect of allowance for temporary differences	(2.90%)	0.00%
Effect of permanent differences	2.90%	(1.60%)
Effective income tax rates	25.00%	23.40%